Fair Value Measurements	12 Months Ended
Dec. 31, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements
Note
5-Fair
value measurements
The following tables present information about financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Derivative Liability	$—	$—	$137,000	$137,000

Total Liabilities	$—	$—	$137,000	$137,000

There were no transfers between the Level 1, Level 2 or Level 3 categories during the years ended December 31, 2024 and 2023.
Derivative Liability
The following table presents activity for the Derivative Liability that were measured at fair value using significant unobservable Level 3 inputs during the years ended December 31, 2024 and, 2023:

Derivative Liability
Balance as of January 1, 2023	$—
Additions (make-whole provision in convertible notes agreement)	137,000
Change in fair value	—

Balance as of December 31, 2023	$137,000

Additions (make-whole provision in convertible notes agreement)	2,402,228
Change in fair value	313,772
Reclassification to additional paid-in capital	(2,853,000)

Balance as of December 31, 2024	$—